Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Details)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Cash balance interest crediting rate	3.04%	3.36%
Rate of compensation increase	3.72%	4.13%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.12%	5.55%